Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2012
Maxim Lifetime 2035 Portfolio II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Lifetime 2035 Portfolio II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Portfolio seeks income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 51.38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.38%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Depending on its risk profile and proximity to 2035, the Portfolio employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Portfolio currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.

MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Value	8.34%	International Large Growth	4.44%
Maxim T. Rowe Price Equity/Income Portfolio Initial		Maxim MFS International Growth Portfolio Initial
Maxim Putnam Equity Income Portfolio Initial		Invesco International Growth Fund I
Large Blend	15.14%	Diversified Emerging Markets	6.40%
Maxim S&P 500® Index Portfolio Initial		Invesco Developing Markets Fund I
Large Growth	6.82%	Oppenheimer Developing Markets Fund A
Maxim American Century Growth Portfolio Initial		Intermediate-Term Bond	8.34%
Maxim Janus Large Cap Growth Portfolio Initial		Maxim Bond Index Portfolio Initial
Mid Value	4.22%	Maxim Federated Bond Portfolio Initial
Goldman Sachs Mid Cap Value Fund A		High Yield Bond	2.10%
Perkins Mid Cap Value Fund S		Metropolitan West High Yield Bond Fund M
Mid Blend	6.50%	Maxim Putnam High Yield Bond Portfolio Initial
Maxim S&P MidCap 400® Index Portfolio Initial		Global Bond	2.48%
Mid Growth	2.28%	Maxim Templeton Global Bond Portfolio Initial
Wells Fargo Advantage Common Stock Fund A		Oppenheimer International Bond Fund A
Maxim T. Rowe Price MidCap Growth Portfolio Initial		Inflation-Protected Bond	0.63%
Small Value	3.40%	American Century Inflation Adjusted Bond Fund Inv
Allianz NFJ Small Cap Value Fund A		Real Estate	3.72%
Maxim Loomis Sayles Small-Cap Value Portfolio Initial		Nuveen Real Estate Securities Fund I
Small Blend	5.25%	T. Rowe Price Real Estate Fund Advisor
Maxim S&P SmallCap 600® Index Portfolio Initial		Global Real Estate	2.37%
Small Growth	1.84%	Cohen & Steers International Realty Fund A
Sentinel Small Company Fund A		Invesco Global Real Estate Fund I
Invesco Van Kampen Small Cap Growth Fund A		Third Avenue Real Estate Value Fund I
International Large Value	5.42%	Short-Term Income/Cash	0.46%
Harbor International Fund Inv		Maxim Short Duration Bond Portfolio Initial
Maxim Invesco ADR Portfolio Initial		Maxim Money Market Portfolio
International Large Blend	9.85%	GWL&A Contract
Maxim International Index Portfolio Initial

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, and add or delete Underlying Portfolios at any time and without shareholder notice or approval.

The following chart illustrates the Portfolio’s target asset allocations among U.S. equity, foreign equity, fixed income, and short-term income/inflation-protected bond asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.
Years to Retirement (Age 65)	46	45	44	43	42	41	40	39	38	37	36	35
US Equity	54.70%	55.01%	55.32%	55.63%	55.94%	56.25%	56.51%	56.77%	57.03%	57.29%	57.55%	57.77%
Non-US Equity	37.30%	36.99%	36.68%	36.37%	36.05%	35.74%	35.40%	35.06%	34.72%	34.38%	34.04%	33.68%
Fixed Income	8.00%	8.00%	8.00%	8.01%	8.01%	8.01%	8.09%	8.17%	8.25%	8.33%	8.40%	8.55%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Years to Retirement (Age 65)	34	33	32	31	30	29	28	27	26	25	24	23
US Equity	57.98%	58.19%	58.41%	58.62%	58.59%	58.56%	58.54%	58.51%	58.48%	57.94%	57.40%	56.86%
Non-US Equity	33.32%	32.95%	32.59%	32.23%	31.75%	31.27%	30.80%	30.32%	29.84%	29.15%	28.46%	27.76%
Fixed Income	8.70%	8.85%	9.00%	9.15%	9.53%	9.90%	10.28%	10.65%	11.03%	11.99%	12.95%	13.91%
Short Term Income	0.00%	0.00%	0.00%	0.00%	0.13%	0.26%	0.39%	0.52%	0.65%	0.92%	1.19%	1.47%
Years to Retirement (Age 65)	22	21	20	19	18	17	16	15	14	13	12	11
US Equity	56.32%	55.78%	54.69%	53.60%	52.51%	51.43%	50.34%	49.00%	47.66%	46.32%	44.98%	43.64%
Non-US Equity	27.07%	26.38%	25.51%	24.64%	23.78%	22.91%	22.04%	21.16%	20.28%	19.40%	18.52%	17.64%
Fixed Income	14.87%	15.83%	17.23%	18.64%	20.04%	21.44%	22.85%	24.20%	25.56%	26.91%	28.27%	29.62%
Short Term Income	1.74%	2.02%	2.57%	3.12%	3.67%	4.22%	4.77%	5.64%	6.50%	7.37%	8.23%	9.10%
Years to Retirement (Age 65)	10	9	8	7	6	5	4	3	2	1	0	-1
US Equity	42.44%	41.25%	40.05%	38.86%	37.66%	36.80%	35.93%	35.06%	34.20%	33.33%	32.66%	31.98%
Non-US Equity	16.92%	16.19%	15.47%	14.74%	14.01%	13.48%	12.95%	12.42%	11.88%	11.35%	10.94%	10.52%
Fixed Income	30.47%	31.32%	32.16%	33.01%	33.86%	34.10%	34.34%	34.59%	34.83%	35.07%	34.92%	34.78%
Short Term Income	10.17%	11.24%	12.32%	13.39%	14.47%	15.62%	16.78%	17.93%	19.09%	20.25%	21.48%	22.72%
Years to Retirement (Age 65)	-2	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13
US Equity	31.31%	30.64%	29.96%	29.43%	28.89%	28.35%	27.82%	27.28%	26.93%	26.58%	26.23%	25.89%
Non-US Equity	10.11%	9.70%	9.28%	8.95%	8.62%	8.29%	7.96%	7.63%	7.38%	7.13%	6.88%	6.63%
Fixed Income	34.63%	34.48%	34.33%	33.90%	33.46%	33.02%	32.59%	32.15%	31.45%	30.74%	30.04%	29.33%
Short Term Income	23.95%	25.19%	26.42%	27.73%	29.03%	30.33%	31.64%	32.94%	34.24%	35.55%	36.85%	38.15%
Years to Retirement (Age 65)	-14	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25
US Equity	25.54%	25.30%	25.06%	24.83%	24.59%	24.35%	24.28%	24.22%	24.15%	24.08%	24.02%	24.01%
Non-US Equity	6.38%	6.32%	6.27%	6.21%	6.15%	6.09%	6.07%	6.05%	6.04%	6.02%	6.00%	6.00%
Fixed Income	28.63%	28.75%	28.88%	29.00%	29.13%	29.25%	29.29%	29.32%	29.36%	29.39%	29.43%	29.43%
Short Term Income	39.45%	39.62%	39.80%	39.97%	40.14%	40.31%	40.36%	40.41%	40.46%	40.50%	40.55%	40.56%
Years to Retirement (Age 65)	-26	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	24.01%	24.01%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Non-US Equity	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed Income	29.43%	29.43%	29.43%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%	29.44%
Short Term Income	40.56%	40.56%	40.56%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%	40.57%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk
  Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.
  Since the Portfolio invests in Underlying Portfolios, you will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.
  The Portfolio is classified as non-diversified under the Investment Company Act of 1940, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Portfolios. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Portfolio invests in Underlying Portfolios with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Portfolio’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

		An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified under the Investment Company Act of 1940, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Portfolios. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio’s Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Portfolio. No Class L share performance data is provided because Class L shares commenced operations on April 7, 2011. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing the performance of the Portfolio’s Class T shares in each full calendar year since inception and comparing its average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No Class L share performance data is provided because Class L shares commenced operations on April 7, 2011.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2010	11.47%
Worst Quarter	September 2011	-15.56%
		.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class L share performance data is provided because Class L shares commenced operations on April 7, 2011. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class T1 and Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class T1 and Class L shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2011
Maxim Lifetime 2035 Portfolio II | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
2010	rr_AnnualReturn2010	14.60%
2011	rr_AnnualReturn2011	(3.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.56%)
One Year	rr_AverageAnnualReturnYear01	(3.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Maxim Lifetime 2035 Portfolio II | Class T1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
One Year	rr_AverageAnnualReturnYear01	(3.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Maxim Lifetime 2035 Portfolio II | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
Morningstar Lifetime Moderate 2035 Index (reflects no deduction for fees, expenses or taxes) | Maxim Lifetime 2035 Portfolio II
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	16.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009

[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.